NOTE 4 STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
NOTE 4 STOCKHOLDER'S EQUITY

During the year ended December 31, 2011 the Company issued 150,000 shares of common stock for services provided valued at $22,500.

During the year ended December 31, 2012 the Company issued 3,500 shares of common stock which were subscribed and not issued until this year.